Vessels, net - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	$ 129,461
Reversal of Impairment	4,400	$ 0	$ 0
Balance ending of period	100,557	129,461
Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	129,461	130,724	62,350
Additions/ (Dry Docking Component)	6,485	8,616	74,790
Depreciation expense	(8,557)	(9,879)	(6,416)
Reversal of Impairment	4,400
Sale of vessel	(31,232)
Balance ending of period	100,557	129,461	130,724
Vessels [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	234,916	233,738	162,992
Additions/ (Dry Docking Component)	161	1,178	70,746
Reversal of Impairment	4,400
Sale of vessel	(58,219)
Balance ending of period	181,258	234,916	233,738
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(113,009)	(107,776)	(104,111)
Depreciation expense	(4,372)	(5,233)	(3,665)
Sale of vessel	31,149
Balance ending of period	(86,232)	(113,009)	(107,776)
Dry docking [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	23,365	15,927	11,883
Additions/ (Dry Docking Component)	6,324	7,438	4,044
Sale of vessel	(13,444)
Balance ending of period	16,245	23,365	15,927
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period	(15,811)	(11,165)	(8,414)
Depreciation expense	(4,185)	(4,646)	(2,751)
Sale of vessel	9,282
Balance ending of period	$ (10,714)	$ (15,811)	$ (11,165)